Risk Management	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Risk Management
Note 9     Risk Management
The Company’s policies and procedures for managing risks of financial instruments are disclosed in denoted components of the “Risk Management and Risk Factors” section of the MD&A for the year ended December 31, 2022. These MD&A disclosures are in accordance with IFRS 7 “Financial Instruments: Disclosures” and are an integral part of these Consolidated Financial Statements.
(a) Credit risk
Credit risk is the risk of loss due to inability or unwillingness of a borrower, or counterparty, to fulfill its payment obligations. Worsening regional and global economic conditions, segment or industry sector challenges, or company specific factors could result in defaults or downgrades and could lead to increased provisions or impairments related to the Company’s general fund invested assets, derivative financial instruments and reinsurance assets and an increase in provisions for future credit impairments that are included in actuarial liabilities.
The Company’s exposure to credit risk is managed through risk management policies and procedures which include a defined credit evaluation and adjudication process, delegated credit approval authorities and established exposure limits by borrower, corporate connection, credit rating, industry and geographic region. The Company measures derivative counterparty exposure as net potential credit exposure, which takes into consideration mark-to-market
values of all transactions with each counterparty, net of any collateral held, and an allowance to reflect future potential exposure. Reinsurance counterparty exposure is measured reflecting the level of ceded liabilities.
The Company also ensures where warranted, that mortgages, private placements and loans to Bank clients are secured by collateral, the nature of which depends on the credit risk of the counterparty.
An allowance for losses on loans is established when a loan becomes impaired. Allowances for loan losses are calculated to reduce the carrying value of the loans to estimated net realizable value. The establishment of such allowances takes into consideration normal historical credit loss levels and future expectations, with an allowance for adverse deviations. In addition, policy liabilities include general provisions for credit losses from future asset impairments. Impairments are identified through regular monitoring of all credit related exposures, considering such information as general market conditions, industry and borrower specific credit events and any other relevant trends or conditions. Allowances for losses on reinsurance contracts are established when a reinsurance counterparty becomes unable or unwilling to fulfill its contractual obligations. The allowance for loss is based on current recoverable amounts and ceded policy liabilities.
Credit risk associated with derivative counterparties is discussed in note 9(d) and credit risk associated with reinsurance counterparties is discussed in note 9(i).
(i) Credit exposure
The following table presents the gross carrying amount of financial instruments subject to credit exposure, without considering any collateral held or other credit enhancements.

As at December 31,	2022	2021
Debt securities
FVTPL	$170,273	$189,722
AFS	32,220	33,097
Other	1,411	1,320
Mortgages	54,638	52,014
Private placements	47,057	42,842
Policy loans	6,894	6,397
Loans to Bank clients	2,781	2,506
Derivative assets	8,588	17,503
Accrued investment income	2,813	2,641
Reinsurance assets	47,712	44,579
Other financial assets	6,077	6,242
Total	$380,464	$398,863
As at December 31, 2022, 96% (2021 – 97%) of debt securities were investment grade-rated with ratings ranging between AAA to BBB.
(ii) Credit quality
Credit quality of commercial mortgages and private placements
Credit quality of commercial mortgages and private placements is assessed at least annually by using an internal rating based on regular monitoring of credit-related exposures, considering both qualitative and quantitative factors.
A provision is recorded when the internal risk ratings indicate that a loss represents the most likely outcome. These assets are designated as non-accrual
and an allowance is established based on an analysis of the security and repayment sources.
The following table presents the credit quality of commercial mortgages and private placements.

As at December 31, 2022	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$113	$1,526	$4,872	$2,055	$194	$2	$8,762
Office	102	1,460	5,950	1,471	57	33	9,073
Multi-family residential	500	2,213	3,751	892	11	–	7,367
Industrial	72	929	3,312	407	–	–	4,720
Other	180	990	798	764	–	–	2,732
Total commercial mortgages	967	7,118	18,683	5,589	262	35	32,654
Agricultural mortgages	–	–	119	240	–	–	359
Private placements	904	6,991	16,534	17,176	1,105	4,347	47,057
Total	$1,871	$14,109	$35,336	$23,005	$1,367	$4,382	$80,070

As at December 31, 2021	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$113	$1,340	$5,179	$1,936	$228	$2	$8,798
Office	56	1,256	6,004	1,291	87	40	8,734
Multi-family residential	557	1,869	3,771	767	32	–	6,996
Industrial	47	376	2,808	328	–	–	3,559
Other	212	1,010	787	956	47	–	3,012
Total commercial mortgages	985	5,851	18,549	5,278	394	42	31,099
Agricultural mortgages	–	–	119	242	–	–	361
Private placements	976	5,720	16,147	16,220	1,161	2,618	42,842
Total	$1,961	$11,571	$34,815	$21,740	$1,555	$2,660	$74,302
Credit quality of residential mortgages and loans to Bank clients
Credit quality of residential mortgages and loans to Bank clients is assessed at least annually with the loan being performing or non-performing
as the key credit quality indicator.
Full or partial write-offs of loans are recorded when management believes that there is no realistic prospect of full recovery. Write-offs, net of recoveries, are deducted from the allowance for credit losses. All impairments are captured in the allowance for credit losses.
The following table presents credit quality of residential mortgages and loans to Bank clients.

	2022			2021
As at December 31,	Insured	Uninsured	Total	Insured	Uninsured	Total
Residential mortgages
Performing	$7,015	$14,569	$21,584	$7,264	$13,272	$20,536
Non-performing (1)	8	33	41	6	12	18
Loans to Bank clients
Performing	n/a	2,778	2,778	n/a	2,506	2,506
Non-performing (1)	n/a	3	3	n/a	–	–
Total	$7,023	$17,383	$24,406	$7,270	$15,790	$23,060

(1)	Non-performing refers to payments that are 90 days or more past due.
The carrying value of government-insured mortgages was 13% of the total mortgage portfolio as at December 31, 2022 (2021 – 14%). Most of these insured mortgages are residential loans as classified in the table above.
(iii) Past due or credit impaired financial assets
The Company provides for credit risk by establishing allowances against the carrying value of impaired loans and recognizing impairment losses on AFS debt securities. In addition, the Company reports as impairment losses certain declines in the fair value of debt securities designated as FVTPL which it deems represent impairments due to non-recoverability
of due amounts.
The following table presents the carrying value of financial assets with some or all of their contractual payments past due but which are not impaired and impaired financial assets.

	Past due but not impaired
As at December 31, 2022	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities (1),(2)
FVTPL	$2,059	$71	$2,130	$9
AFS	922	–	922	–
Private placements (1)	317	152	469	229
Mortgages and loans to Bank clients	103	–	103	74
Other financial assets	36	34	70	1
Total	$3,437	$257	$3,694	$313

	Past due but not impaired
As at December 31, 2021	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities (1),(2)
FVTPL	$20	$–	$20	$2
AFS	–	–	–	–
Private placements (1)	63	–	63	175
Mortgages and loans to Bank clients	61	–	61	51
Other financial assets	261	47	308	–
Total	$405	$47	$452	$228

(1)	Payments of $ 12 on $ 3,297 (December 31, 2021 – $ nil and $ 20 , respectively) of financial assets past due less than 90 days are delayed.
(2)	Payments of $ 4 on $ 224 (December 31, 2021 – $ nil and $ nil , respectively) of financial assets past due greater than 90 days are delayed.
The following table presents gross carrying value and allowances for loan losses for impaired loans.

As at December 31, 2022	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$254	$25	$229
Mortgages and loans to Bank clients	96	22	74
Total	$350	$47	$303

As at December 31, 2021	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$197	$22	$175
Mortgages and loans to Bank clients	73	22	51
Total	$270	$44	$226
The following table presents movement of allowance for loan losses during the year.

	2022			2021
For the years ended December 31,	Private placements	Mortgages and loans to Bank clients	Total	Private placements	Mortgages and loans to Bank clients	Total
Balance, January 1	$22	$22	$44	$79	$28	$107
Provisions	22	4	26	14	12	26
Recoveries	(18)	(2)	(20)	(58)	(16)	(74)
Write-offs (1)	(1)	(2)	(3)	(13)	(2)	(15)
Balance, December 31	$25	$22	$47	$22	$22	$44

(1)	Includes disposals and impact of changes in foreign exchange rates.
(b) Securities lending, repurchase and reverse repurchase transactions
The Company en
g
ages in securities lending to generate fee income. Collateral exceeding the market value of the loaned securities is retained by the Company until the underlying security has been returned to the Company. The market value of the loaned securities is monitored daily and additional collateral is obtained or refunded as the market value of the underlying loaned securities fluctuates. As at December 31, 2022, the Company had loaned securities (which are included in invested assets) with a market value of $723 (2021 – $564). The Company holds collateral with a current market value that exceeds the value of securities lent in all cases.

The Company engages in reverse repurchase transactions to generate fee income to take possession of securities to cover short positions in similar instruments and to meet short-term funding requirements. As at December 31, 2022, the Company had engaged in reverse repurchase transactions of $895 (2021 – $1,490) which are recorded as short-term receivables. In addition, the Company had engaged in repurchase transactions of $895 as at December 31, 2022 (2021 – $536) which are recorded as payables.
(c) Credit default swaps
The Company replicates exposure to specific issuers by selling credit protection via credit default swaps (“CDS”) to complement its cash debt securities investing. The Company does not write CDS protection more than its government bond holdings. A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.
The following table presents details of the credit default swap protection sold by type of contract and external agency rating for the underlying reference security.

As at December 31, 2022	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDS (3) – Corporate debt
A	$133	$4	4
BBB	26	–	1
Total single name CDS	$159	$4	4
Total CDS protection sold	$159	$4	4

As at December 31, 2021	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDS (3) – Corporate debt
A	$16	$–	1
BBB	28	1	2
Total single name CDS	$44	$1	2
Total CDS protection sold	$44	$1	2

(1)
Notional amounts represent the maximum future payments the Company would have to pay its CDS counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligations.

(2)	The weighted average maturity of the CDS is weighted based on notional amounts.
(3)	Ratings are based on S&P where available followed by Moody’s, DBRS, and Fitch. If no rating is available from a rating agency, an internally developed rating is used.
The Company held no purchased credit protection as at December 31, 2022 and 2021.
(d) Derivatives
The Company’s
point-in-time
exposure to losses related to credit risk of a derivative counterparty is limited to the amount of any net gains that may have accrued with the particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in a loss position and the impact of collateral on hand. The Company limits the risk of credit losses from derivative counterparties by using investment grade counterparties, entering into master netting arrangements which permit the offsetting of contracts in a loss position in the case of a counterparty default and entering into Credit Support Annex agreements whereby collateral must be provided when the exposure exceeds a certain threshold. All contracts are held with or guaranteed by investment grade counterparties, the majority of whom are rated
A-
or higher. As at December 31, 2022, the percentage of the Company’s derivative exposure with counterparties rated
AA-
or higher was 36 per cent (2021 – 17 per cent). The Company’s exposure to credit risk was mitigated by $2,194 fair value of collateral held as security as at December 31, 2022 (2021 – $10,121).
As at December 31, 2022, the largest single counterparty exposure, without taking into consideration the impact of master netting agreements or the benefit of collateral held, was $1,582 (2021 – $2,132). The net exposure to this counterparty, after taking into consideration master netting agreements and the fair value of collateral held, was $nil (2021 – $nil). As at December 31, 2022, the total maximum credit exposure related to derivatives across all counterparties, without taking into consideration the impact of master netting agreements and the benefit of collateral held, was $9,072 (2021 – $18,226).
(e) Offsetting financial assets and financial liabilities
Certain derivatives, securities lent and repurchase agreements have conditional offset rights. The Company does not offset these financial instruments in the Consolidated Statements of Financial Position, as the rights of offset are conditional.
In the case of derivatives, collateral is collected from and pledged to counterparties and clearing houses to manage credit risk exposure in accordance with Credit Support Annexes to swap agreements and clearing agreements. Under master netting agreements, the Company has a right of offset in the event of default, insolvency, bankruptcy or other early termination.
In the case of reverse repurchase and repurchase transactions, additional collateral may be collected from or pledged to counterparties to manage credit exposure according to bilateral reverse repurchase or repurchase agreements. In the event of default by a reverse purchase transaction counterparty, the Company is entitled to liquidate the collateral held to offset against the same counterparty’s obligation.
The following table presents the effect of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral pledged or received.

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2022	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amount including financing entity (3)	Net amounts excluding financing entity
Financial assets
Derivative assets	$9,072	$(7,170)	$(1,687)	$215	$215
Securities lending	723	–	(723)	–	–
Reverse repurchase agreements	895	(779)	(116)	–	–
Total financial assets	$10,690	$(7,949)	$(2,526)	$215	$215
Financial liabilities
Derivative liabilities	$(15,151)	$7,170	$7,834	$(147)	$(103)
Repurchase agreements	(895)	779	116	–	–
Total financial liabilities	$(16,046)	$7,949	$7,950	$(147)	$(103)

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2021	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amount including financing entity (3)	Net amounts excluding financing entity
Financial assets
Derivative assets	$18,226	$(8,410)	$(9,522)	$294	$294
Securities lending	564	–	(564)	–	–
Reverse repurchase agreements	1,490	(183)	(1,307)	–	–
Total financial assets	$20,280	$(8,593)	$(11,393)	$294	$294
Financial liabilities
Derivative liabilities	$(10,940)	$8,410	$2,250	$(280)	$(79)
Repurchase agreements	(536)	183	353	–	–
Total financial liabilities	$(11,476)	$8,593	$2,603	$(280)	$(79)

(1)	Financial assets and liabilities include accrued interest of $488 and $862, respectively (2021 – $725 and $902, respectively).
(2)
Financial and cash collateral exclude over-collateralization. As at December 31, 2022, the Company was over-collateralized on OTC derivative assets, OTC derivative liabilities, securities lending and reverse repurchase agreements and repurchase agreements in the amounts of $507, $1,528, $63 and $nil, respectively (2021 – $599, $875, $36 and $2, respectively). As at December 31, 2022, collateral pledged (received) does not include collateral-in-transit
on OTC instruments or initial margin on exchange traded contracts or cleared contracts.

(3)
Includes derivative contracts entered between the Company and its financing entity which it does not consolidate. The Company does not exchange collateral on derivative contracts entered with this entity. Refer to note 18.

The Company also has certain credit linked note assets and variable surplus note liabilities which have unconditional offsetting rights. Under the netting agreements, the Company has rights of offset including in the event of the Company’s default, insolvency, or bankruptcy. These financial instruments are offset in the Consolidated Statements of Financial Position.

A credit linked note is a fixed income instrument the term of which, in this case, is linked to a variable surplus note. A surplus note is a subordinated debt obligation that often qualifies as surplus (the U.S. statutory equivalent of equity) by some U.S. state insurance regulators. Interest payments on surplus notes are made after all other contractual payments are made. The following table presents the effect of unconditional netting.

As at December 31, 2022	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$1,242	$(1,242)	$–
Variable surplus note	(1,242)	1,242	–
As at December 31, 2021	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$1,054	$ (1,054)	$–
Variable surplus note	(1,054)	1,054	–

(1)	As at December 31, 2022 and 2021, the Company had no fixed surplus notes outstanding, refer to note 19(g).
(f) Risk concentrations
The Company defines enterprise-wide investment portfolio level targets and limits to ensure that portfolios are diversified across asset classes and individual investment risks. The Company monitors actual investment positions and risk exposures for concentration risk and reports its findings to the Executive Risk Committee and the Risk Committee of the Board of Directors.

As at December 31,	2022	2021
Debt securities and private placements rated as investment grade BBB or higher (1)	96%	97%
Government debt securities as a per cent of total debt securities	36%	36%
Government private placements as a per cent of total private placements	10%	11%
Highest exposure to a single non-government debt security and private placement issuer	$1,006	$1,167
Largest single issuer as a per cent of the total equity portfolio	2%	2%
Income producing commercial office properties (2022 – 41% of real estate, 2021 – 47%)	$5,486	$6,244
Largest concentration of mortgages and real estate (2) – Ontario Canada (2022 – 27%, 2021 – 28%)	$18,343	$18,253

(1)	Investment grade debt securities and private placements include 39% rated A, 17% rated AA and 14% rated AAA (2021 – 39%, 17% and 15%) investments based on external ratings where available.
(2)	Mortgages and real estate investments are diversified geographically and by property type.
The following table presents debt securities and private placements portfolio by sector and industry.

	2022		2021
As at December 31,	Carrying value	% of total	Carrying value	% of total
Government and agency	$77,236	31	$84,244	32
Utilities	46,315	18	48,372	18
Financial	38,808	15	38,905	15
Consumer	31,556	13	32,671	12
Energy	16,314	7	19,637	7
Industrial	23,823	9	24,727	9
Other	16,909	7	18,425	7
Total	$250,961	100	$266,981	100
(g) Insurance risk
Insurance risk is the risk of loss due to actual experience for mortality and morbidity claims, policyholder behaviour and expenses emerging differently than assumed when a product was designed and priced. A variety of assumptions are made related to these experience factors, for reinsurance costs, and for sales levels when products are designed and priced, as well as in the determination of policy liabilities. Assumptions for future claims are generally based on both Company and industry experience, and assumptions for future policyholder behaviour and expenses are generally based on Company experience. Such assumptions require significant professional judgment, and actual experience may be materially different than the assumptions made by the Company. Claims may be impacted unexpectedly by changes in the prevalence of diseases or illnesses, medical and technology advances, widespread lifestyle changes, natural disasters, large-scale man-made
disasters and acts of terrorism. Policyholder behaviour including premium payment patterns, policy renewals, lapse rates and withdrawal and surrender activity are influenced by many factors including market and general economic conditions, and the availability and relative attractiveness of other products in the marketplace. Some reinsurance rates are not guaranteed and may be changed unexpectedly. Adjustments the Company seeks to make to
Non-Guaranteed
elements to reflect changing experience factors may be challenged by regulatory or legal action and the Company may be unable to implement them or may face delays in implementation.
The Company manages insurance risk through global policies, standards and best practices with respect to product design, pricing, underwriting and claim adjudication, and a global underwriting manual. Each business unit establishes underwriting policies and procedures, including criteria for approval of risks and claims adjudication policies and procedures. The current global life retention limit is US$30 for individual policies (US$35 for survivorship life policies) and is shared across businesses. Lower limits are applied in some markets and jurisdictions. The Company aims to further reduce exposure to claims concentrations by applying geographical aggregate retention limits for certain covers. Enterprise-wide, the Company aims to reduce the likelihood of high aggregate claims by operating globally, insuring a wide range of unrelated risk events, and reinsuring some risk.
(h) Concentration risk
The geographic concentration of the Company’s insurance and investment contract liabilities, including embedded derivatives, is shown below. The disclosure is based on the countries in which the business is written.

As at December 31, 2022	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$251,305	$(45,898)	$205,407
Asia and Other	123,808	(1,814)	121,994
Total	$375,113	$(47,712)	$327,401

As at December 31, 2021	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$271,090	$(42,806)	$228,284
Asia and Other	124,398	(1,773)	122,625
Total	$395,488	$(44,579)	$350,909
(i) Reinsurance risk
In the normal course of business, the Company limits the amount of loss on any one policy by reinsuring certain levels of risk with other insurers. In addition, the Company accepts reinsurance from other reinsurers. Reinsurance ceded does not discharge the Company’s liability as the primary insurer. Failure of reinsurers to honour their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. To minimize losses from reinsurer insolvency, the Company monitors the concentration of credit risk both geographically and with any one reinsurer. In addition, the Company selects reinsurers with high credit ratings.
As at December 31, 2022, the Company had $47,712 (2021 – $44,579) of reinsurance assets. Of this, 91 per cent (2021 – 94 per cent) were ceded to reinsurers with Standard and Poor’s ratings of
A-
or above. The Company’s exposure to credit risk was mitigated by $25,247 fair value of collateral held as security as at December 31, 2022 (2021 – $25,466). Net exposure after considering offsetting agreements and the benefit of the fair value of collateral held was $22,465 as at December 31, 2022 (2021 – $19,113).